UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21309
                                      ------------------------------------------

             Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           1065 Avenue of the Americas, 31st Floor, New York, NY 10018
--------------------------------------------------------------------------------
(Address of principal executive offices)                  (Zip code)

                             Robert White, Treasurer

             Advent Claymore Convertible Securities and Income Fund

                     1065 Avenue of the Americas, 31st Floor

                               New York, NY 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 482-1600
                                                     ---------------------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: July 31, 2009
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    NUMBER OF
       SHARES                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------

                  LONG-TERM INVESTMENTS -- 147.1%
                  CONVERTIBLE PREFERRED STOCKS -- 41.2%
                  AGRICULTURE -- 2.8%
      109,100     Archer-Daniels-Midland Co., 6.25%, 2011                                          $    4,303,995
        8,560     Bunge Ltd., 5.125%, 2010 (Bermuda)                                                    5,564,000
                                                                                                   ---------------
                                                                                                        9,867,995
                                                                                                   ---------------

                  BANKS -- 6.2%
       72,850     Fifth Third Bancorp, Ser. G, 8.50%, 2049                                              7,810,248
       72,176     Keycorp, Ser. A, 7.75%, 2049                                                          5,831,821
        6,000     Webster Financial Corp., Ser. A, 8.50%, 2049                                          4,695,000
        4,842     Wells Fargo & Co., Ser. L, 7.50%, 2049                                                4,067,086
                                                                                                   ---------------
                                                                                                       22,404,155
                                                                                                   ---------------

                  CHEMICALS -- 1.0%
      110,100     Celanese Corp., 4.25%, 2049                                                           3,633,300
                                                                                                   ---------------

                  DIVERSIFIED FINANCIAL SERVICES -- 0.9%
        6,200     SLM Corp., Ser. C, 7.25%, 2010                                                        3,131,000
                                                                                                   ---------------

                  ELECTRIC -- 4.5%
      176,504     FPL Group, Inc., 8.375%, 2012                                                         9,112,019
      123,400     Great Plains Energy, Inc., 12.00%, 2012                                               7,210,262
                                                                                                   ---------------
                                                                                                       16,322,281
                                                                                                   ---------------

                  HEALTHCARE SERVICES -- 0.8%
        4,500     HealthSouth Corp., Ser. A, 6.50%, 2049                                                2,937,375
                                                                                                   ---------------

                  INSURANCE -- 3.3%
       70,000     Reinsurance Group of America, Equity Security Unit, 5.75%, 2051                       3,968,125
      344,375     XL Capital Ltd., 10.75%, 2011 (Cayman Islands)                                        7,975,725
                                                                                                   ---------------
                                                                                                       11,943,850
                                                                                                   ---------------

                  LEISURE -- 0.5%
       16,653     Callaway Golf Co., Ser. B, 7.50%, 2012 (a)                                            1,840,157
                                                                                                   ---------------

                  MINING -- 5.2%
        1,500     Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%, 2049                             1,957,515
       70,000     Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010                                     6,456,800
      250,000     Vale Capital Ltd., Ser. RIO,  5.50%, 2010 (Brazil)                                   10,335,000
                                                                                                   ---------------
                                                                                                       18,749,315
                                                                                                   ---------------

                  OIL & GAS -- 1.7%
       48,700     Whiting Petroleum Corp., 6.25%, 2049                                                  5,955,036
                                                                                                   ---------------

                  PHARMACEUTICALS -- 5.3%
       10,560     Mylan, Inc., 6.50%, 2010                                                              9,313,920
       42,100     Schering-Plough Corp., 6.00%, 2010                                                    9,819,404
                                                                                                   ---------------
                                                                                                       19,133,324
                                                                                                   ---------------

                  PIPELINES -- 1.6%
        6,600     El Paso Corp., 4.99%, 2049                                                            5,793,150
                                                                                                   ---------------

                  REAL ESTATE INVESTMENT TRUSTS -- 1.5%
      106,000     Simon Property Group, Inc., Ser. I, 6.00%, 2049                                       5,172,800
                                                                                                   ---------------

                  SAVINGS & LOANS -- 2.0%
      192,788     New York Community Capital Trust V, 6.00%, 2051                                       7,133,156
                                                                                                   ---------------

                  TELECOMMUNICATIONS -- 2.7%
      128,095     Crown Castle International Corp., 6.25%, 2012                                         6,660,940
        4,143     Lucent Technologies Capital Trust I, 7.75%, 2017                                      2,941,530
                                                                                                   ---------------
                                                                                                        9,602,470
                                                                                                   ---------------

                  TRANSPORTATION -- 1.2%
       54,800     Bristow Group, Inc., 5.50%, 2009                                                      2,481,892
        2,550     Kansas City Southern, 5.125%, 2049                                                    1,938,000
                                                                                                   ---------------
                                                                                                        4,419,892
                                                                                                   ---------------

                  TOTAL CONVERTIBLE PREFERRED STOCKS - 41.2%
                  (Cost $142,049,277)                                                                 148,039,256
                                                                                                   ---------------

    PRINCIPAL
       AMOUNT                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------
                  CONVERTIBLE BONDS -- 90.4%
                  AEROSPACE & DEFENSE -- 1.5%
  $ 5,275,000     Alliant Techsystems, Inc., BB-, 2.75%, 9/15/11                                        5,426,656
                                                                                                   ---------------

                  AGRICULTURE -- 0.7%
    2,500,000     Archer-Daniels-Midland Co., A, 0.875%, 2/15/14                                        2,481,250
                                                                                                   ---------------

                  AIRLINES -- 0.5%
    2,000,000     Continental Airlines, Inc., B-, 5.00%, 6/15/23                                        1,925,000
                                                                                                   ---------------

                  AUTO PARTS & EQUIPMENT -- 0.7%
    2,100,000     BorgWarner, Inc., BBB, 3.50%, 4/15/12                                                 2,674,875
                                                                                                   ---------------

                  BANKS -- 0.7%
    2,500,000     SVB Financial Group, NR, 3.875%, 4/15/11 (a)                                          2,443,750
                                                                                                   ---------------

                  BEVERAGES -- 0.4%
    1,400,000     Molson Coors Brewing Co., BBB-, 2.50%, 7/30/13                                        1,547,000
                                                                                                   ---------------

                  BIOTECHNOLOGY -- 9.6%
    8,500,000     Amgen, Inc., A+, 0.125%, 2/01/11                                                      8,500,000
    4,000,000     Amgen, Inc., A+, 0.375%, 2/01/13                                                      4,040,000
    1,000,000     Amylin Pharmaceuticals, Inc., NR, 3.00%, 6/15/14                                        725,000
    5,000,000     Gilead Sciences, Inc., NR, 0.50%, 5/01/11                                             6,581,250
    6,000,000     Life Technologies Corp., BB+, 3.25%, 6/15/25                                          6,750,000
    3,500,000     Millipore Corp., BB-, 3.75%, 6/01/26                                                  3,600,625
      930,000     OSI Pharmaceuticals, Inc., NR, 3.00%, 1/15/38                                           847,463
    2,700,000     United Therapeutics Corp., NR, 0.50%, 10/15/11                                        3,533,625
                                                                                                   ---------------
                                                                                                       34,577,963
                                                                                                   ---------------

                  COAL  -- 1.0%
    4,500,000     Massey Energy Co., BB-, 3.25%, 8/01/15                                                3,420,000
                                                                                                   ---------------

                  COMMERCIAL SERVICES -- 0.3%
    1,050,000     Quanta Services, Inc., NR, 3.75%, 4/30/26                                             1,227,187
                                                                                                   ---------------

                  COMPUTERS -- 4.4%
    4,150,000     DST Systems, Inc., NR, 4.125%, 8/15/23 (b)                                            4,300,438
    5,000,000     EMC Corp., A-, 1.75%, 12/01/11                                                        5,662,500
    2,000,000     EMC Corp., A-, 1.75%, 12/01/13                                                        2,262,500
    3,750,000     Maxtor Corp., B, 2.375%, 8/15/12                                                      3,590,625
                                                                                                   ---------------
                                                                                                       15,816,063
                                                                                                   ---------------

                  DISTRIBUTION/WHOLESALE  -- 0.6%
    2,250,000     WESCO International, Inc., B, 1.75%, 11/15/26                                         2,199,375
                                                                                                   ---------------

                  DIVERSIFIED FINANCIAL SERVICES -- 2.8%
    5,000,000     Affiliated Managers Group, Inc., BBB-, 3.95%, 8/15/38 (a)                             4,475,000
    3,800,000     AmeriCredit Corp., B-, 0.75%, 9/15/11                                                 3,244,250
    2,681,000     Nasdaq OMX Group, Inc., BB+, 2.50%, 8/15/13                                           2,278,850
                                                                                                   ---------------
                                                                                                        9,998,100
                                                                                                   ---------------

                  ELECTRICAL COMPONENTS & EQUIPMENT -- 1.4%
    1,250,000     SunPower Corp., Ser. SPWR, NR, 1.25%, 2/15/27                                         1,092,188
    4,250,000     Suntech Power Holdings Co. Ltd., NR, 0.25%, 2/15/12 (Cayman Islands)                  4,127,812
                                                                                                   ---------------
                                                                                                        5,220,000
                                                                                                   ---------------

                  ENERGY - ALTERNATE SOURCES  -- 1.1%
    3,500,000     Covanta Holding Corp., B, 3.25%, 6/01/14 (a)                                          3,876,250
                                                                                                   ---------------

                  ENTERTAINMENT -- 3.2%
    9,386,000     International Game Technology, BBB, 3.25%, 5/01/14 (a)                               11,615,175
                                                                                                   ---------------

                  HEALTHCARE PRODUCTS -- 8.5%
    3,300,000     Beckman Coulter, Inc., BBB, 2.50%, 12/15/36 (c)                                       3,547,500
   10,569,000     Hologic, Inc., BB-, 2.00%, 12/15/37 (b)                                               8,164,553
    2,500,000     Integra LifeSciences Holdings Corp., NR, 2.75%, 6/01/10 (a)                           2,412,500
   15,600,000     Medtronic, Inc., AA-, 1.625%, 4/15/13                                                15,112,500
    1,250,000     NuVasive, Inc., NR, 2.25%, 3/15/13 (a)                                                1,353,125
                                                                                                   ---------------
                                                                                                       30,590,178
                                                                                                   ---------------

                  HEALTHCARE SERVICES -- 2.7%
    3,000,000     LifePoint Hospitals, Inc., B, 3.25%, 8/15/25                                          2,565,000
    8,265,000     LifePoint Hospitals, Inc., B, 3.50%, 5/15/14                                          7,076,906
                                                                                                   ---------------
                                                                                                        9,641,906
                                                                                                   ---------------

                  INSURANCE -- 2.1%
    6,760,000     Old Republic International Corp., BBB+, 8.00%, 5/15/12                                7,410,650
                                                                                                   ---------------

                  INTERNET -- 1.1%
    3,800,000     Symantec Corp., NR, 1.00%, 6/15/13                                                    3,838,000
                                                                                                   ---------------

                  IRON/STEEL -- 4.2%
    3,600,000     ArcelorMittal, BBB, 5.00%, 5/15/14 (Luxembourg)                                       4,995,000
    2,333,000     Steel Dynamics, Inc., BB+, 5.125%, 6/15/14                                            2,817,098
    4,950,000     United States Steel Corp., BB, 4.00%, 5/15/14                                         7,183,687
                                                                                                   ---------------
                                                                                                       14,995,785
                                                                                                   ---------------

                  LEISURE -- 2.5%
    9,000,000     Carnival Corp., BBB+, 2.00%, 4/15/21 (Panama)                                         8,943,750
                                                                                                   ---------------

                  MEDIA -- 0.4%
    1,250,000     UnitedGlobalCom, Inc., B-, 1.75%, 4/15/24                                             1,619,070
                                                                                                   ---------------

                  MINING -- 1.0%
    3,250,000     Newmont Mining Corp., BBB+, 1.625%, 7/15/17                                           3,587,187
                                                                                                   ---------------

                  MISCELLANEOUS MANUFACTURING -- 2.2%
    4,250,000     Danaher Corp., A+, 0.00%, 1/22/21 (d)                                                 3,862,188
    2,700,000     Textron, Inc., Ser. TXT, BBB-, 4.50%, 5/01/13                                         3,375,000
    1,000,000     Trinity Industries, Inc., BB-, 3.875%, 6/01/36                                          598,750
                                                                                                   ---------------
                                                                                                        7,835,938
                                                                                                   ---------------

                  OIL & GAS -- 4.9%
    1,000,000     Chesapeake Energy Corp., BB, 2.75%, 11/15/35                                            892,500
    5,000,000     Petroplus Finance Ltd., Ser. PPHN, BB-, 3.375%, 3/26/13 (Switzerland)                 4,470,065
    3,500,000     SOCO Finance Jersey Ltd., Ser. SIA, NR, 4.50%, 5/16/13 (United Kingdom)               3,482,997
    5,400,000     Transocean, Inc., Ser. B, BBB+, 1.50%, 12/15/37 (Cayman Islands)                      5,103,000
    4,049,000     Transocean, Inc., Ser. C, BBB+, 1.50%, 12/15/37 (Cayman Islands)                      3,720,019
                                                                                                   ---------------
                                                                                                       17,668,581
                                                                                                   ---------------

                  OIL & GAS SERVICES -- 0.6%
    2,500,000     SESI LLC, BB+, 1.50%, 12/15/26 (b)                                                    2,081,250
                                                                                                   ---------------

                  PHARMACEUTICALS -- 10.7%
    2,500,000     Allergan, Inc., NR, 1.50%, 4/01/26                                                    2,662,500
    6,757,000     King Pharmaceuticals, Inc., BB, 1.25%, 4/01/26                                        5,481,616
    4,000,000     Medicis Pharmaceutical Corp., NR, 2.50%, 6/04/32                                      3,635,000
    3,000,000     Omnicare, Inc., Ser. OCR, B+, 3.25%, 12/15/35                                         2,238,750
    7,400,000     Shire PLC, Ser. REGs, NR, 2.75%, 5/09/14 (Channel Islands)                            6,639,324
   15,150,000     Teva Pharmaceutical Finance LLC, Ser. C, BBB+, 0.25%, 2/01/26 (Israel) (e)           17,820,188
                                                                                                   ---------------
                                                                                                       38,477,378
                                                                                                   ---------------

                  REAL ESTATE INVESTMENT TRUSTS -- 8.1%
    3,000,000     Boston Properties LP, A-, 2.875%, 2/15/37                                             2,778,750
    2,170,000     Boston Properties LP, A-, 3.625%, 2/15/14 (a)                                         1,917,738
    4,200,000     BRE Properties, Inc., BBB, 4.125%, 8/15/26                                            3,837,750
    5,100,000     Digital Realty Trust LP, NR, 5.50%, 4/15/29 (a)                                       5,590,875
    2,700,000     Home Properties, Inc., NR, 4.125%, 11/01/26 (a)                                       2,521,125
    7,005,000     Host Hotels & Resorts LP, BB+, 2.625%, 4/15/27 (a)                                    6,103,106
    4,465,000     Macerich Co., NR, 3.25%, 3/15/12 (a)                                                  3,594,325
    3,000,000     UDR, Inc., BBB, 4.00%, 12/15/35                                                       2,853,750
                                                                                                   ---------------
                                                                                                       29,197,419
                                                                                                   ---------------

                  SEMICONDUCTORS -- 5.2%
   10,000,000     Intel Corp., A-, 2.95%, 12/15/35                                                      8,775,000
    7,840,000     Linear Technology Corp., Ser. A, NR, 3.00%, 5/01/27                                   7,212,800
    2,000,000     Skyworks Solutions, Inc., NR, 1.25%, 3/01/10                                          2,547,500
                                                                                                   ---------------
                                                                                                       18,535,300
                                                                                                   ---------------

                  TELECOMMUNICATIONS -- 7.3%
    5,330,000     Alcatel-Lucent USA, Inc., Ser. A, B+, 2.875%, 6/15/23                                 5,110,137
    5,850,000     Ciena Corp., B+, 0.25%, 5/01/13                                                       4,124,250
    8,600,000     NII Holdings, Inc., NR, 3.125%, 6/15/12                                               7,213,250
    6,000,000     Qwest Communications International, Inc., B+, 3.50%, 11/15/25                         5,992,500
    4,500,000     Virgin Media, Inc., B-, 6.50%, 11/15/16 (a)                                           3,931,875
                                                                                                   ---------------
                                                                                                       26,372,012
                                                                                                   ---------------

                  TOTAL CONVERTIBLE BONDS - 90.4%
                  (Cost $295,043,857)                                                                 325,243,048
                                                                                                   ---------------

                  CORPORATE BONDS -- 15.5%
                  HEALTHCARE PRODUCTS -- 1.2%
    4,100,000     Hanger Orthopedic Group, Inc., B-, 10.25%, 6/01/14                                    4,284,500
                                                                                                   ---------------

                  HEALTHCARE SERVICES -- 2.7%
    4,000,000     Apria Healthcare Group, Inc., BB+, 11.25%, 11/01/14 (a)                               4,090,000
    3,000,000     HCA, Inc., BB-, 9.25%, 11/15/16                                                       3,135,000
    2,500,000     HCA, Inc., BB-, 8.50%, 4/15/19 (a)                                                    2,575,000
                                                                                                   ---------------
                                                                                                        9,800,000
                                                                                                   ---------------

                  HOLDING COMPANIES - DIVERSIFIED  -- 1.8%
    6,800,000     Leucadia National Corp., BB+, 8.125%, 9/15/15                                         6,579,000
                                                                                                   ---------------

                  HOUSEWARES -- 1.0%
    3,094,000     Newell Rubbermaid, Inc., BBB-, 10.60%, 4/15/19                                        3,657,752
                                                                                                   ---------------

                  INSURANCE -- 1.7%
    5,500,000     MetLife, Inc., BBB, 10.75%, 8/01/39                                                   5,898,337
                                                                                                   ---------------

                  MEDIA -- 1.6%
    3,000,000     Rainbow National Services LLC, BB, 8.75%, 9/01/12 (a)                                 3,045,000
    2,500,000     Univision Communication, Inc., B-, 12.00%, 7/01/14 (a)                                2,675,000
                                                                                                   ---------------
                                                                                                        5,720,000
                                                                                                   ---------------

                  MISCELLANEOUS MANUFACTURING-- 0.4%
    1,300,000     Ingersoll-Rand Global Holding Co. Ltd., BBB+, 9.50%, 4/15/14 (Bermuda)                1,510,309
                                                                                                   ---------------

                  OFFICE/BUSINESS EQUIPMENT -- 0.8%
    3,500,000     Xerox Capital Trust I, BB+, 8.00%, 2/01/27                                            2,943,045
                                                                                                   ---------------

                  PHARMACEUTICALS -- 1.4%
    4,760,000     Axcan Intermediate Holdings, Inc., B, 12.75%, 3/01/16                                 5,009,900
                                                                                                   ---------------

                  TELECOMMUNICATIONS -- 2.9%
    5,150,000     CC Holdings GS V LLC, BB, 7.75%, 5/01/17 (a)                                          5,278,750
    3,173,000     Centennial Cellular Co., B, 10.125%, 6/15/13                                          3,260,258
    1,677,000     Intelsat Jackson Holdings Ltd., CCC+, 11.25%, 6/15/16 (Bermuda)                       1,794,390
                                                                                                   ---------------
                                                                                                       10,333,398
                                                                                                   ---------------
                  TOTAL CORPORATE BONDS - 15.5%
                  (Cost $53,303,503)                                                                   55,736,241
                                                                                                   ---------------

                  TOTAL LONG-TERM INVESTMENTS - 147.1%
                  (Cost $490,396,637)                                                                 529,018,545
                                                                                                   ---------------

 NUMBER OF SHARES                                                                                           VALUE
------------------------------------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS - 20.3%
   21,416,481     Dreyfus Treasury & Agency Cash Management - Investor Shares                          21,416,481
   51,757,524     Goldman Sachs Financial Prime Obligations                                            51,757,524
                                                                                                   ---------------
                  TOTAL SHORT-TERM INVESTMENTS
                  (Cost $73,174,005)                                                                   73,174,005
                                                                                                   ---------------

                  TOTAL INVESTMENTS -- 167.4%
                  (Cost $563,570,642)                                                                 602,192,550

                  Total Value of Options Written
                  (Premiums received $8,722) - (0.0%)                                                     (26,250)

                  Other assets in excess of liabilities -- 5.4%                                        19,581,397

                  Preferred Stock, at redemption value -- (-72.8% of Net Assets
                  Applicable to Common Shareholders or -43.5% of Total Investments)                  (262,000,000)
                                                                                                   ---------------

                  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                           $  359,747,697
                                                                                                   ===============

CONTRACTS
(100 SHARES                                                              EXPIRATION    EXERCISE
per contract)     OPTIONS WRITTEN (F)                                       DATE         PRICE          VALUE
------------------------------------------------------------------------------------------------------------------
                  CALL OPTIONS WRITTEN
           75     Beckman Coulter, Inc.                                  August 2009     $ 60.00   $       26,250
                                                                                                   ===============
                  (Premiums received $8,722)


LLC - Limited Liability Corp.
LP - Limited Partnership
PLC - Public Limited Company

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to 19.3% of net assets.

(b) Security is a "step down" bond where the coupon decreases or steps down at a predetermined date.

(c) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(d)  Zero-coupon bond.

(e) All or a portion of these securities have been physically segregated in connection with swap agreements.

(f)  Non-income producing security.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See previously submitted notes to financial statements for the period ended April 30, 2009.

-------------------------------------------------------------------
           COUNTRY BREAKDOWN AS % OF TOTAL INVESTMENTS*
-------------------------------------------------------------------
 United States                                               85.6%
 Cayman Islands                                               3.5%
 Israel                                                       3.0%
 Brazil                                                       1.7%
 Panama                                                       1.5%
 Bermuda                                                      1.5%
 Channel Islands                                              1.1%
 Luxembourg                                                   0.8%
 Switzerland                                                  0.7%
 United Kingdom                                               0.6%
-------------------------------------------------------------------
* Subject to change daily.

SWAP AGREEMENTS

                                                                                 IMPLIED
                                                                                  CREDIT
                                                                               SPREAD AT   NOTIONAL  PAYING             UNREALIZED
                                                       BUY/SELL   TERMINATION   JULY 31,     AMOUNT   FIXED          APPRECIATION/
COUNTERPARTY                REFERENCE ENTITY         PROTECTION          DATE   2009 (1)      (000)    RATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAP AGREEMENTS:

Citigroup Global            Home Depot,
Markets                     Inc.                            Buy     6/20/2014      58.00    $ 2,050   1.00%            $  (93,386)

JPMorgan                    LVMH Moet Hennessy
Chase & Co.                 Louis Vuitton                   Buy     3/20/2014      60.47    $ 3,000   1.45%              (129,474)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ (222,860)
----------------------------------------------------------------------------------------------------------------------------------

For each credit default swap noted, the Fund pays a fixed rate.
The market value of the swaps outstanding reflects the current payable for the underlying asset.

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on November 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on July 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2009.

                                               Level 1             Level 2            Level 3                Total
                                          ------------------    --------------    -----------------   --------------------
Description
Valuations ($000s)
Assets:
Convertible Preferred Stocks:
     Agriculture                                  $   9,868         $       -                  $ -              $   9,868
     Banks                                           22,404                 -                    -                 22,404
     Chemicals                                        3,633                 -                    -                  3,633
     Diversified Financial Services                   3,131                 -                    -                  3,131
     Electric                                        16,322                 -                    -                 16,322
     Healthcare Services                              2,938                 -                    -                  2,938
     Insurance                                       11,944                 -                    -                 11,944
     Leisure                                          1,840                 -                    -                  1,840
     Mining                                          18,749                 -                    -                 18,749
     Oil & Gas                                        5,955                 -                    -                  5,955
     Pharmaceuticals                                 19,134                 -                    -                 19,134
     Pipelines                                        5,793                 -                    -                  5,793
     Real Estate Investment Trusts                    5,173                 -                    -                  5,173
     Savings & Loans                                  7,133                 -                    -                  7,133
     Telecommunications                               9,603                 -                    -                  9,603
     Transportation                                   4,420                 -                    -                  4,420
Convertible Bonds:
     Aerospace/Defense                                    -             5,427                    -                  5,427
     Agriculture                                          -             2,481                    -                  2,481
     Airlines                                             -             1,925                    -                  1,925
     Auto Parts & Equipment                               -             2,675                    -                  2,675
     Banks                                                -             2,444                    -                  2,444
     Beverages                                            -             1,547                    -                  1,547
     Biotechnology                                        -            34,578                    -                 34,578
     Coal                                                 -             3,420                    -                  3,420
     Commercial Services                                  -             1,227                    -                  1,227
     Computers                                            -            15,816                    -                 15,816
     Distribution/Wholesale                               -             2,199                    -                  2,199
     Diversified Financial Services                       -             9,998                    -                  9,998
     Electrical Components & Equipment                    -             5,220                    -                  5,220
     Energy-Alternate Sources                             -             3,876                    -                  3,876
     Entertainment                                        -            11,615                    -                 11,615
     Healthcare Products                                  -            30,590                    -                 30,590
     Healthcare Services                                  -             9,642                    -                  9,642
     Insurance                                            -             7,411                    -                  7,411
     Internet                                             -             3,838                    -                  3,838
     Iron/Steel                                           -            14,996                    -                 14,996
     Leisure                                              -             8,944                    -                  8,944
     Media                                                -             1,619                    -                  1,619
     Mining                                               -             3,587                    -                  3,587
     Miscellaneous Manufacturing                          -             7,836                    -                  7,836
     Oil & Gas                                            -            17,669                    -                 17,669
     Oil & Gas Services                                   -             2,081                    -                  2,081
     Pharmaceuticals                                      -            38,477                    -                 38,477
     Real Estate Investment Trusts                        -            29,198                    -                 29,198
     Semiconductors                                       -            18,535                    -                 18,535
     Telecommunications                                   -            26,372                    -                 26,372
Corporate Bonds:
     Healthcare Products                                  -             4,285                    -                  4,285
     Healthcare Services                                  -             9,800                    -                  9,800
     Holding Companies - Diversified                      -             6,579                    -                  6,579
     Housewares                                           -             3,658                    -                  3,658
     Insurance                                            -             5,898                    -                  5,898
     Media                                                -             5,720                    -                  5,720
     Miscellaneous Manufacturing                          -             1,510                    -                  1,510
     Office/Business Equipment                            -             2,943                    -                  2,943
     Pharmaceuticals                                      -             5,010                    -                  5,010
     Telecommunications                                   -            10,333                    -                 10,333
Money Market Fund                                    73,174                 -                    -                 73,174
                                          ------------------    --------------    -----------------   --------------------
Total                                             $ 221,214         $ 380,979                  $ -              $ 602,193
                                          ==================    ==============    =================   ====================

Liabilities:
     Derivatives                                  $      26         $     223                  $ -              $     249
                                          ------------------    --------------    -----------------   --------------------
Total                                             $      26         $     223                  $ -              $     249
                                          ==================    ==============    =================   ====================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date:    September 25, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Tracy V. Maitland
     ---------------------------------------------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date:   September 25, 2009

By:  /s/Robert White
     ---------------------------------------------------------------------------
        Robert White
        Treasurer and Chief Financial Officer

Date:   September 25, 2009